Condensed Consolidated Statements Of Comprehensive Income (Imported) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,734		$ 1,140	$ 3,304		$ 3,418	$ 8,290
Other comprehensive income, net of tax:
Unrealized change in investment securities, net of tax effect $22	(75)		13	(68)		180	150
Reclassification adjustments for losses (profit) of investment securities, net of tax effect of $17	(18)		(2)	(51)			69
Cash flow hedging derivatives, net of tax effect of $153	223			459			259
Reclassification adjustments for Loss (income) of hedging derivatives, net of tax effect of $91	(191)	[1]		(273)	[1]		(40)
Total other comprehensive income net of tax	(61)		11	67		180	438
Total comprehensive income	$ 1,673		$ 1,151	$ 3,371		$ 3,598	$ 8,728

[1]	Reclassified mainly into cost of revenue